Equity	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Equity	Equity
a.    Contributed equity
(i)    Share capital

	As of June 30,
	2025	2024	2023	2025	2024	2023
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813	1,249,123
Less: Treasury Shares	(32,389)	(542,903)	(542,903)	—	—	—
Total Contributed Equity	1,279,934,798	1,141,241,211	813,661,922	1,508,846	1,310,813	1,249,123
(ii)    Movements in ordinary share capital

	As of June 30,			As of June 30,
	2025	2024	2023	2025	2024		2023
	Shares No.			(U.S. dollars, in thousands)
Opening balance	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123		1,165,309
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	5,177	7		—
Transfer to employee share trust(1)	16,640,000	1,072,363	—	—	—		—
Entitlement offer to existing eligible shareholders and institutional placement(2)	5,039,814	326,506,926	—	1,000	64,399	—	—
Placement of shares under a share placement agreement(3)	104,000,000	—	163,750,274	161,205	—		89,141
Share based compensation for contingent consideration(4)	10,228,239	—	—	20,000	—		—
Placement of shares for exercise of warrants(5)	2,275,020	—	—	5,532	—		—
Transaction costs arising on share issue	—	—	—	(4,314)	(3,920)		(5,327)
	138,183,073	327,579,289	163,750,274	188,600	60,486		83,814
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	(1,000)	1,000		—
	—	—	—	(1,000)	1,000		—
Total contributions of equity during the period	138,183,073	327,579,289	163,750,274	187,600	61,486		83,814
Share options reserve transferred to equity on exercise of options	—	—	—	10,433	204		—
Ending balance	1,279,967,187	1,141,784,114	814,204,825	1,508,846	1,310,813		1,249,123

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Officer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3)
In January 2025, 104,000,000 shares were issued in a a global private placement primarily to Mesoblast Limited's existing major US, UK, and Australian shareholders at A$2.50 per share.

In August 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.00% discount to the thirty trading-day volume weighted average price. In April 2023, 77,083,607 shares were issued in an equity purchase of Mesoblast Limited at A$0.85 per share primarily to existing major shareholders, representing a 15.00% discount to the five trading-day volume weighted average price.

(4)
In January 2025, 10,228,239 ordinary shares were issued at A$3.15 per share as payment for a $20 million milestone within contingent consideration recognized on the balance sheet following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024.

(5)
In January 2025, 2,275,020 ordinary shares were issued to Oaktree for the exercise of 227,502 ADS warrants that were issued in December 2022, at US$7.24 per ADS. One ADS warrant is equivalent to 10 ordinary shares. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.

(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2025	2024	2023	2025	2024	2023
	Shares No.			(U.S. dollars, in thousands)
Opening balance	542,903	542,903	542,903	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	16,640,000	1,072,363	—	—	—	—
Exercise of share options(1)	(17,150,514)	(1,072,363)	—	—	—	—
Ending balance	32,389	542,903	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.
(iv)    Ordinary shares
Ordinary shares participate in dividends and the proceeds on winding up of the Group in equal proportion to the number of shares held. At shareholders meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.
(v)    Employee share options
Information relating to the Group’s employee share option plan, including details of shares issued under the scheme, is set out in Note 17.
b.    Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2025	2024
Share-based payments reserve	126,504	106,842
Investment revaluation reserve	(912)	(1,286)
Foreign currency translation reserve	(39,062)	(40,222)
Warrants reserve	12,969	12,969
	99,499	78,303
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2025	2024
Opening balance	106,842	101,367
Tax credited / (debited) to equity	330	(191)
Transfer to ordinary shares on exercise of options	(10,433)	(204)
Share-based payment expense for the year	29,765	5,870
Closing Balance	126,504	106,842

Investment revaluation reserve
Opening balance	(1,286)	(543)
Changes in the fair value of financial assets through other comprehensive income	374	(743)
Closing Balance	(912)	(1,286)

Foreign currency translation reserve
Opening balance	(40,222)	(40,273)
Currency gain/(loss) on translation of foreign operations net assets	1,160	51
Closing Balance	(39,062)	(40,222)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969
(iii)    Nature and purpose of reserves
Share-based payment reserve
The share-based payments reserve is used to recognize:
•the fair value(1) of options issued but not exercised; and
•the fair value(1) of deferred shares granted but not yet vested.
(1)The fair value recognized is determined at the acceptance date, which is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement or when they are approved by shareholders when this is required.
Foreign currency translation reserve
Exchange differences arising on translation of a foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
Warrants reserve
In March 2021, the Group issued 15,027,327 warrants as part of a placement. Each warrant has an exercise price of A$2.86 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation. The warrants are not remeasured for subsequent changes in fair value.